RELATED PARTY TRANSACTIONS (Details)	Mar. 31, 2024
Changyun
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Qinghai
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Beijing
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Shanghai Tuwen Office Equipment Co., Ltd | Non-controlling shareholder | Changyun
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Qinghai Jiayuan Mingyue Trade Co., Ltd | Non-controlling shareholder | Qinghai
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%
Related Party | Youshi Innovation Business Group Co., Ltd | Non-controlling shareholder | Beijing
RELATED PARTY TRANSACTIONS
Ownership by non controlling owners (as a percent)	45.00%